Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	September 30, 2024	December 31, 2023
	(in thousands)
Billed services (accounts receivable)	$1,431,581	$1,821,855
Allowance for credit losses	(35,501)	(31,533)
Accounts receivable (net)	1,396,080	1,790,322
Unbilled services (unbilled revenue)	1,361,198	951,936
Accounts receivable and unbilled revenue, net	$2,757,278	$2,742,258

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	September 30, 2024	December 31, 2023	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,361,198	$951,936	$409,262	43.0%
Unearned revenue (payments on account)	(1,585,257)	(1,654,507)	69,250	(4.2)%
Net balance	$(224,059)	$(702,571)	$478,512	(68.1)%